UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal Value Fund, Inc. (NUV)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (4)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.1%
	MUNICIPAL BONDS – 98.8%
	Alaska – 0.8%
$ 3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+ (5)	$ 3,468,800
	12/01/30 (Pre-refunded 12/01/14) – FGIC Insured
5,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	5,332,500
	12/01/30 – NPFG Insured
5,405	CivicVentures, Alaska, Anchorage Convention Center Revenue Bonds, Series 2006, 5.000%,	9/15 at 100.00	A1	5,641,523
	9/01/34 – NPFG Insured
2,710	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	2,085,237
	Series 2006A, 5.000%, 6/01/32
16,450	Total Alaska			16,528,060
	Arizona – 0.9%
2,500	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,621,875
	2008A, 5.000%, 7/01/38
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	No Opt. Call	AA	2,597,625
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	2,373,584
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	5,669,944
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
4,240	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA–	4,397,389
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	4/14 at 100.00	A2	1,000,440
	Healthcare, Series 2008A, 5.250%, 9/01/30
18,415	Total Arizona			18,660,857
	Arkansas – 0.1%
1,150	Benton Washington Regional Public Water Authority, Arkansas, Water Revenue Bonds, Refunding &	10/17 at 100.00	A–	1,159,706
	Improvement Series 2007, 4.750%, 10/01/33 – SYNCORA GTY Insured
	California – 14.6%
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,256,750
	2013S-4, 5.000%, 4/01/38
5,425	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold	4/14 at 100.00	CCC	1,212,976
	Country Settlement Funding Corporation, Series 2006, 0.000%, 6/01/33
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	2,916,486
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
6,100	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	6,347,660
	Series 2005AC, 5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	5,055,400
6,000	5.000%, 4/01/37	4/16 at 100.00	A+	6,054,720
3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	4,058,285
	Series 2013A, 5.000%, 7/01/33
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,406,124
	2010A, 5.750%, 7/01/40
2,130	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	2,242,272
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
1,625	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A2	1,691,706
	2013I, 5.000%, 11/01/38
6,000	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA	6,123,960
2,235	California State, General Obligation Bonds, Series 2003, 5.000%, 2/01/33	8/14 at 100.00	A1	2,242,107
2,500	California State, General Obligation Bonds, Series 2004, 5.000%, 3/01/34 – AMBAC Insured	9/14 at 100.00	AA+	2,551,675
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,699,520
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	5,214,650
3,245	California Statewide Community Development Authority, Certificates of Participation, Internext	4/14 at 100.00	BBB+	3,255,027
	Group, Series 1999, 5.375%, 4/01/17
3,125	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,654,125
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,994,020
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	5,281,000
	2006C, 5.000%, 8/01/32 – AGM Insured
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	A+	2,146,407
	Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	Aa2	5,695,975
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	24,681,900
	1995A, 0.000%, 1/01/22 (ETM)
2,180	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/31 at 100.00	BBB–	1,173,516
	Bonds, Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
11,830	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	11,831,420
15,000	5.000%, 6/01/45	6/15 at 100.00	A2	14,708,100
13,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	12,810,755
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
17,290	4.500%, 6/01/27	6/17 at 100.00	B	14,888,592
13,790	5.000%, 6/01/33	6/17 at 100.00	B	10,594,995
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,086,705
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	4,753,350
	2008B, 5.125%, 8/01/37 – AGC Insured
3,865	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/14 at 100.00	N/R	3,913,119
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,734,700
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	1,649,968
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	1,184,581
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
4,405	Moreland School District, Santa Clara County, California, General Obligation Bonds, Series	No Opt. Call	AA+	1,579,809
	2004D, 0.000%, 8/01/32 – FGIC Insured
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
2,200	0.000%, 8/01/28	4/14 at 100.00	AA	1,546,842
2,315	0.000%, 8/01/43	4/14 at 100.00	AA	1,157,569
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,345,662
	2009C, 6.500%, 11/01/39
	Napa Valley Community College District, Napa and Sonoma Counties, California, General
	Obligation Bonds, Election 2002 Series 2007C:
7,200	0.000%, 8/01/29 – NPFG Insured	8/17 at 54.45	Aa2	3,373,488
11,575	0.000%, 8/01/31 – NPFG Insured	8/17 at 49.07	Aa2	4,842,633
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,709,748
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,900	Ontario, California, Certificates of Participation, Water System Improvement Project,	7/14 at 100.00	AA (5)	4,999,274
	Refunding Series 2004, 5.000%, 7/01/29 (Pre-refunded 7/01/14) – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,407,998
	6.750%, 11/01/39
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,639,080
	2004C, 0.000%, 8/01/33 – AGM Insured
2,575	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	Baa1	2,627,247
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (5)	8,183,200
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
4,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	3,865,200
	Center, Series 2007A, 5.000%, 7/01/47
15,505	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	A	15,252,424
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	1,718,555
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	1,678,008
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	269,815
	Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
11,990	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	A	6,391,869
14,740	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	3,877,504
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,263,750
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	7,314,494
	2006A, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	3,442,900
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	1,833,140
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,300	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	5/19 at 100.00	Aa1	1,422,967
369,495	Total California			291,855,722
	Colorado – 4.5%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	4,815,650
	SYNCORA GTY Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	4,709,000
	Series 2006A, 4.500%, 9/01/38
7,105	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	7,277,438
	Series 2013A, 5.250%, 1/01/45
1,700	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,772,369
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
15,925	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	16,247,004
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	758,895
	5.000%, 12/01/23 – RAAI Insured
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/22 at 100.00	Aa2	2,114,960
	Revenue Bonds, Series 2012A, 5.000%, 3/01/41
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/29	11/22 at 100.00	A+	2,372,546
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,335,234
	5.000%, 11/15/43
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	8,992,720
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	5,843,240
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	A	1,629,744
	9/01/39 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,700	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	3,738,889
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	2,713,198
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	4,549,100
	5.350%, 12/01/37 – RAAI Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (5)	7,866,530
	5.700%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding	11/21 at 100.00	Baa1	5,549,600
	Series 2011, 6.000%, 11/01/26
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,885,600
	Activity Bonds, Series 2010, 6.000%, 1/15/41
132,165	Total Colorado			90,171,717
	Connecticut – 0.3%
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,508,250
	Series 2011A, 5.000%, 7/01/41
7,563	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	5,232,860
	2013A, 6.050%, 7/01/31
9,063	Total Connecticut			6,741,110
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,055,600
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 5.5%
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,109,470
	AGM Insured
13,250	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	13,487,573
	Bonds, Series 2009A-1, 5.500%, 6/01/14
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	10,198,100
	6/01/35 (UB)
2,845	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding	No Opt. Call	Aa3	3,038,659
	Series 2009C, 5.000%, 10/01/34
2,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	2,683,311
	General Hospital, Series 2006, 5.250%, 10/01/41
3,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	3,105,000
4,555	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges and Causeway	10/15 at 100.00	AA–	4,739,614
	Project, Series 2005B, 5.000%, 10/01/30 – CIFG Insured
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	Baa1	5,132,650
	Series 2007, 5.000%, 10/01/34
4,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A–	4,165,052
	5.000%, 7/01/40
9,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/21 at 100.00	A	10,266,840
	Hospital, Series 2010A, 6.000%, 8/01/46
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,192,480
	5.000%, 10/01/29
9,340	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA–	9,750,680
	10/01/39 – AGM Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA–	3,078,843
	SYNCORA GTY Insured
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	3,265,763
	Series 2013A, 5.000%, 11/01/43
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	9,372,655
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,578,600
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	14,865,074
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,453,582
	5.000%, 11/15/33
107,160	Total Florida			110,483,946
	Georgia – 0.3%
1,105	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	4/14 at 100.00	Aa2	1,108,271
	NPFG Insured
4,400	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	4,516,688
	AGM Insured
5,505	Total Georgia			5,624,959
	Guam – 0.0%
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	345,474
	(Alternative Minimum Tax)
	Illinois – 13.9%
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	10,203,081
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
6,705	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	2,448,264
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A, 5.000%, 1/01/36	1/22 at 100.00	AA+	1,533,885
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A:
2,585	4.750%, 1/01/30 – AGM Insured	1/16 at 100.00	AA–	2,590,765
5,000	4.625%, 1/01/31 – AGM Insured	1/16 at 100.00	AA–	4,942,000
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	4/14 at 100.00	AA–	285,086
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	4/14 at 100.00	AA–	7,750,543
2,280	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	4/14 at 100.00	AA–	2,281,345
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,320	Cook and DuPage Counties Combined School District 113A Lemont, Illinois, General Obligation	No Opt. Call	A+	2,414,370
	Bonds, Series 2002, 0.000%, 12/01/20 – FGIC Insured
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA–	3,210,773
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	9,273,221
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	3,214,490
	Corporation Project, Series 2010, 6.500%, 10/15/40
5,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%, 11/15/37	No Opt. Call	A1	5,210,850
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/14 at 100.00	Aa3	5,065,150
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	24,662,756
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	A2	1,578,996
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	2,020,763
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	3,095,040
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	5,605,017
	Trust 1137, 9.426%, 7/01/15 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (5)	5,144,050
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
4,845	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,294,277
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,857,584
4,260	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	4,479,986
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,643,950
	2011C, 5.500%, 8/15/41
4,475	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,561,099
	Centers, Series 2008A, 5.500%, 8/15/30
2,260	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	N/R (5)	2,560,580
	7.000%, 2/15/18 (ETM)
5,190	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	5,467,613
	AMBAC Insured
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	708,802
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,762,116
	5.000%, 1/01/38
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CCC–	3,368,850
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
12,320	0.010%, 6/15/17 – FGIC Insured	No Opt. Call	A	11,645,110
9,270	0.010%, 6/15/18 – FGIC Insured	No Opt. Call	AAA	8,453,406
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	6,611,348
3,635	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	2,788,990
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	2,626,815
11,670	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	5,536,481
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	9,270,900
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	AAA	1,841,054
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	7,176,229
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	6,423,270
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	6,511,908
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	2,992,773
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	6,359,923
16,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	12,567,240
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	5.500%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	4,205,161
5,715	5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	6,310,046
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	7,604,305
	Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured
1,160	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA–	1,138,598
	Series 2007, 4.700%, 3/01/33 – AGC Insured
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA–	3,423,690
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 – AGM Insured
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	3,125,970
	NPFG Insured
4,900	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	4,982,516
280	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	BBB	273,151
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	641,863
	6.000%, 10/01/42
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Baa1	1,389,780
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Baa1 (5)	687,305
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation
	Bonds, Capital Appreciation Series 2004:
3,680	0.000%, 11/01/16 – FGIC Insured	No Opt. Call	A+	3,531,917
3,330	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	A+	2,395,469
2,945	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002,	No Opt. Call	AA–	2,894,228
	0.000%, 11/01/15 – AGM Insured
380,750	Total Illinois			276,644,748
	Indiana – 2.4%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/14 at 100.00	BB+	274,596
	5.000%, 10/01/24
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,509,673
	2012A, 5.000%, 5/01/42
1,640	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,540,288
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,302,650
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (5)	3,013,170
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	2,073,800
	Indiana, Series 2007, 5.500%, 3/01/37
6,735	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	6,903,375
	NPFG Insured
3,750	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2004A, 5.250%, 6/01/28	6/14 at 100.00	AA+ (5)	3,814,088
	(Pre-refunded 6/01/14) – FGIC Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	10,335,750
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	1,607,520
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	8,774,514
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	4,102,194
	Project, Series 2010, 6.750%, 1/15/32
55,645	Total Indiana			47,251,618
	Iowa – 1.2%
14,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	14,026,430
	Project, Series 2013, 5.500%, 12/01/22
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	5,445,510
	5.625%, 6/01/46
4,965	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,223,726
	5.600%, 6/01/34
26,465	Total Iowa			23,695,666
	Kansas – 0.4%
11,675	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	8,011,852
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.3%
850	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/14 at 100.00	A	851,522
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,750	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,780,818
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
6,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	3,453,660
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39
8,600	Total Kentucky			6,086,000
	Louisiana – 1.9%
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	12,820,800
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,310	Louisiana Local Government Environmental Facilities and Community Development Authority,	4/14 at 100.00	BBB	2,570,637
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
5,450	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB	5,935,704
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,210,513
	Lady Health System, Series 2005A, 5.250%, 8/15/32
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
3,620	5.250%, 5/15/38	5/17 at 100.00	Baa1	3,651,204
1,900	5.375%, 5/15/43	5/17 at 100.00	Baa1	1,916,625
5,000	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and	No Opt. Call	A+	5,250,400
	Technology, Series 2006, 5.250%, 3/01/37 – NPFG Insured
35,430	Total Louisiana			37,355,883
	Maine – 0.1%
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,102,920
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.6%
1,300	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,367,028
	9/01/17 – SYNCORA GTY Insured
2,500	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	2,410,225
	5.875%, 9/01/39
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	1,615,230
	Healthcare, Series 2011A, 6.125%, 1/01/36
5,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	5,818,047
	Series 2004, 5.500%, 8/15/33
11,000	Total Maryland			11,210,530
	Massachusetts – 1.7%
2,000	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	2,060,040
	Obligated Group, Series 2013, 5.250%, 11/15/41
1,364	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	4/14 at 100.00	D	1,049,124
	Services Inc., Series 2012A, 6.000%, 2/15/43 (7)
987	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	4/14 at 102.19	D	98,650
	Services Inc., Series 2012B, 0.000%, 2/15/43
1,567	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	4/14 at 100.00	D	16
	Services Inc., Series 2012C, 0.000%, 2/15/43
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	509,565
	Series 2008E-1 &2, 5.125%, 7/01/38
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	No Opt. Call	AAA	3,156,960
	Series 2005C, 5.000%, 7/15/35
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,412,516
	University Issue, Series 2009A, 5.750%, 7/01/39
11,915	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	12,299,259
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	9,755,717
	2013A, 5.000%, 5/15/43
980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A+	536,501
	1997A, 0.000%, 1/01/29 – NPFG Insured
1,630	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	4/14 at 100.00	Aaa	1,636,096
	5.500%, 8/01/30
35,353	Total Massachusetts			33,514,444
	Michigan – 4.1%
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds,
	Series 2013:
2,190	6.000%, 10/01/33	10/23 at 100.00	N/R	1,742,868
2,520	6.000%, 10/01/43	10/23 at 100.00	N/R	1,930,547
9,910	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/14 at 100.00	B–	8,649,547
	5.500%, 5/01/21
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,310,177
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,700	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	3,687,198
	4.500%, 11/01/23
1,760	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/16 – NPFG Insured (7)	4/14 at 100.00	A	1,721,069
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
11,160	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	10,232,492
3,110	4.500%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	2,639,644
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	2,967,600
	7/01/29 – FGIC Insured
3,395	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,400,738
	7/01/36 – BHAC Insured
7,445	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001C-2, 5.250%, 7/01/29 –	7/18 at 100.00	AA+	7,510,293
	FGIC Insured
3,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.750%, 7/01/37	7/21 at 100.00	BB–	2,917,140
1,635	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	4/14 at 100.00	A	1,502,483
	7/01/34 – NPFG Insured
2,955	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA–	2,788,308
	5.000%, 7/01/33 – AGM Insured
2,330	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	4/14 at 100.00	A	2,141,154
	7/01/34 – NPFG Insured
2,200	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2005B, 4.750%,	No Opt. Call	AA+	2,106,962
	7/01/34 – BHAC Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
165	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	155,971
5,200	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,691,024
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,065,740
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
4,500	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	Aa2	4,588,785
	5.000%, 12/01/39
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	8,987,396
	10/15/22 – AMBAC Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,398,527
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	1,996,020
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
85,200	Total Michigan			81,131,683
	Minnesota – 0.9%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	A+	1,753,448
	5.000%, 5/01/30
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,488,521
	Services, Series 2008A, 6.625%, 11/15/28
2,300	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	2,359,455
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	A	6,862,177
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
17,155	Total Minnesota			18,463,601
	Missouri – 0.9%
3,465	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	3,496,809
	CoxHealth, Series 2013A, 5.000%, 11/15/48
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	12,579,360
	Series 2010B, 5.000%, 6/01/30
2,600	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/25 – NPFG Insured	12/16 at 100.00	A	2,677,116
18,065	Total Missouri			18,753,285
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A,	2/18 at 100.00	AA	5,491,750
	5.500%, 2/01/39
	Nevada – 1.1%
5,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	5,564,150
2,640	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.000%,	7/14 at 100.00	A+	2,677,567
	7/01/36 – FGIC Insured
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	9,175,800
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	2,854,700
	2634, 19.148%, 7/01/31 – BHAC Insured (IF) (6)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	1,508,835
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
21,640	Total Nevada			21,781,052
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,578,480
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.6%
930	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	944,703
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	2,592,381
	2004A, 5.250%, 7/01/33 – NPFG Insured
4,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005O,	No Opt. Call	A1 (5)	4,017,200
	5.250%, 3/01/14 (ETM)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/14 at 100.00	B	9,000,360
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	3,216,972
	University Hospital, Series 2007, 5.750%, 7/01/37
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	BBB+	1,519,644
	Care System, Refunding Series 2006B, 0.000%, 7/01/34
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	12,911,100
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	10,172,250
205	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	228,056
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	117,443
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	117,443
520	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	551,886
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,215,165
6,115	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,520,697
	Series 2007-1A, 4.750%, 6/01/34
89,705	Total New Jersey			51,125,300
	New Mexico – 0.1%
1,365	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,596,750
	New York – 6.0%
10,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	10,025,900
	Kaleida Health, Series 2006, 4.700%, 2/15/35
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,516,150
	Health, Series 2004, 5.050%, 2/15/25 (Pre-refunded 2/15/14)
8,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	8,479,716
	2/15/47 – FGIC Insured
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,076,800
	5.000%, 12/01/35
12,855	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	13,284,100
	5.000%, 5/01/38
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB	1,394,092
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/14 at 100.00	N/R	10,689,900
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
9,850	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	A	9,869,602
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,669,400
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	5,419,300
	Series 2007B, 4.750%, 11/01/27
15,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	16,071,450
	Fiscal 2013 Series I, 5.000%, 5/01/38
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (5)	8,220,720
6,000	5.250%, 8/15/25 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (5)	6,165,540
2,700	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	No Opt. Call	A+	2,916,729
	Series 2011, 5.750%, 11/15/51
9,925	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	10,773,488
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
115,240	Total New York			119,572,887
	North Carolina – 0.4%
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,030,750
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,559,505
	Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	2,008,280
	Health System, Series 2007, 4.500%, 10/01/31
2,010	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	2,074,240
	Health System, Series 2010A, 5.000%, 6/01/42
8,510	Total North Carolina			8,672,775
	North Dakota – 0.4%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	8,937,243
	6.250%, 11/01/31
	Ohio – 3.7%
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,230,900
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
6,615	5.375%, 6/01/24	6/17 at 100.00	B–	5,740,497
6,075	5.125%, 6/01/24	6/17 at 100.00	B–	5,122,501
7,205	5.875%, 6/01/30	6/17 at 100.00	B	5,809,968
17,165	5.750%, 6/01/34	6/17 at 100.00	B	13,366,042
4,020	6.000%, 6/01/42	6/17 at 100.00	BB+	3,186,574
11,940	5.875%, 6/01/47	6/17 at 100.00	B	9,537,672
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	13,452,585
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	1,930,663
	2011A, 6.000%, 11/15/41
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,079,973
	2013A-1, 5.000%, 2/15/48
86,140	Total Ohio			73,457,375
	Oklahoma – 0.9%
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,532,454
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
2,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2007,	9/17 at 100.00	BBB–	1,929,620
	5.125%, 9/01/37
	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004:
5,045	5.125%, 2/15/31 (Pre-refunded 2/15/14)	2/14 at 100.00	AA+ (5)	5,054,888
9,955	5.125%, 2/15/31 (Pre-refunded 2/15/14)	2/14 at 100.00	A+ (5)	9,974,313
18,400	Total Oklahoma			18,491,275
	Oregon – 0.1%
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,947,144
	5.000%, 10/01/32
	Pennsylvania – 1.3%
2,715	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	2,795,500
	Revenue, Series 2011B, 5.000%, 12/01/41
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA	7,729,050
	Revenue, Series 2013A, 5.000%, 12/01/43
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	A+	6,713,980
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aa3 (5)	8,132,560
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
24,715	Total Pennsylvania			25,371,090
	Puerto Rico – 2.8%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	5,826,908
	6.000%, 7/01/44
1,545	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Refunding Series	7/17 at 100.00	BBB	1,010,445
	2007M, 5.000%, 7/01/22
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005K:
6,130	5.000%, 7/01/20	7/15 at 100.00	BBB	4,359,779
1,410	5.000%, 7/01/21	7/15 at 100.00	BBB	960,281
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	8,045,570
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/14 at 100.00	Ba1	4,861,836
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	BBB–	750,520
	2007M, 6.250%, 7/01/23
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
3,960	5.500%, 8/01/28	No Opt. Call	A+	3,139,448
11,000	0.000%, 8/01/32	8/26 at 100.00	A+	7,668,430
4,985	6.000%, 8/01/42	8/19 at 100.00	A+	3,761,232
8,620	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	5,956,851
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
76,485	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	4,960,052
5,000	5.250%, 8/01/57	8/17 at 100.00	AA–	3,812,700
21,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	1,288,980
	0.000%, 5/15/50
167,925	Total Puerto Rico			56,403,032
	Rhode Island – 1.3%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/14 at 100.00	A	6,254,563
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,205	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/14 at 100.00	BBB–	18,897,336
	Series 2002A, 6.250%, 6/01/42
25,455	Total Rhode Island			25,151,899
	South Carolina – 1.1%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA- (5)	7,298,200
	GROWTH, Series 2004, 5.250%, 12/01/29 (Pre-refunded 12/01/14)
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,036,000
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,560	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	AA–	6,779,637
9,535	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AA–	4,859,608
32,095	Total South Carolina			21,973,445
	Tennessee – 0.7%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	10,883,289
	Project, Series 2008, 5.625%, 4/01/38
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	3,003,450
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
13,300	Total Tennessee			13,886,739
	Texas – 11.5%
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	1,975,380
	Series 2006B, 5.750%, 1/01/34
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,902,218
	Series 2008, 5.000%, 2/15/38
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/14 at 100.00	C	140,525
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005:
4,000	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	A (5)	4,176,680
31,550	5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	A (5)	32,943,564
7,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A+	7,544,925
	5.000%, 11/01/38 (Alternative Minimum Tax)
5,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Certificates of Obligation	8/23 at 100.00	AA	5,194,050
	Series 2013, 5.000%, 8/15/39
2,000	El Paso, Texas, General Obligation Bonds, Series 2005, 5.250%, 8/15/14 – FGIC Insured	No Opt. Call	AA	2,055,120
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	27,683,390
	Series 2013B, 5.000%, 4/01/53
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,340,400
	NPFG Insured
11,900	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	A	5,175,667
	0.000%, 11/15/27 – NPFG Insured
3,880	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	4/14 at 100.00	A	3,880,000
	5.250%, 11/15/30 – NPFG Insured
14,805	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	A	4,107,647
	0.000%, 11/15/33 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	11,191,240
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	3,925,100
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	5,031,000
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	BBB–	2,008,280
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,858,448
	2011A, 7.250%, 4/01/36
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
30,000	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	32,977,200
5,220	0.000%, 1/01/43	1/25 at 100.00	A2	5,707,705
6,320	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA+	6,980,946
	5.750%, 1/01/40 – BHAC Insured
15,450	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	4,785,174
	0.000%, 1/01/36 – AGC Insured
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/14 at 100.00	CC	55,000
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA+	3,113,880
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	11,906,831
	Texas Health Resources Trust 1201, 9.271%, 2/15/30 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	5,029,865
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA–	5,532,750
	Bonds, Christus Health, Series 2008A, 6.500%, 7/01/37 – AGC Insured
10,400	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	10,443,784
	2012, 5.000%, 12/15/32
2,250	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%,	No Opt. Call	Aa2	2,405,948
	3/15/27 – AGM Insured
7,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	7,199,027
	Refunding Series 2012A, 5.000%, 8/15/41
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,374,085
	2002A, 0.000%, 8/15/25 – AMBAC Insured
277,865	Total Texas			229,645,829
	Utah – 0.3%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,286,765
	RAAI Insured
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (5)	3,730,229
	4/01/35 (Pre-refunded 4/01/14) – NPFG Insured
6,960	Total Utah			7,016,994
	Virginia – 2.0%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,511,595
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	8,085,200
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
5,870	Route 460 Funding Corporation, Virginia, Toll Road Reveue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	5,780,130
	Route 460 Funding Corporation, Virginia, Toll Road Reveue Bonds, Series 2012B:
975	0.000%, 7/01/36	No Opt. Call	BBB–	241,079
18,410	0.000%, 7/01/43	No Opt. Call	BBB–	2,820,596
5,260	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	N/R	5,276,674
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
1,415	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	N/R (5)	1,603,436
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured
4,405	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	Baa1	4,432,972
	MediCorp Health System, Series 2006, 5.250%, 6/15/31
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
4,180	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,193,919
1,650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,729,811
3,770	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,779,877
57,435	Total Virginia			39,455,289
	Washington – 2.9%
6,750	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A1	6,882,368
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,936,719
	Center, Series 2011A, 5.625%, 1/01/35
2,400	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	2,415,480
	Series 2010, 5.375%, 12/01/33
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	12,526,680
	Series 2012A, 5.000%, 10/01/33
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	8,190,980
	1989B, 0.000%, 7/01/14
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,504,875
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,029,600
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,455	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	A	2,495,999
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	5,171,257
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	8,687,160
68,380	Total Washington			57,841,118
	West Virginia – 0.2%
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,110,550
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 2.9%
7,115	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Senior	11/19 at 100.00	AA+	7,507,250
	Credit Group, Series 2010E, 5.000%, 11/15/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	A–	1,066,610
	Series 2006A, 5.000%, 2/15/17
2,375	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	2,401,576
	Series 2012B, 5.000%, 2/15/40
4,390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	4,416,472
	Series 2012, 5.000%, 6/01/39
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	A	2,655,520
	Series 2009, 6.000%, 12/01/38
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,
	Series 2011A:
3,500	5.750%, 5/01/35	5/21 at 100.00	A	3,770,060
5,000	6.000%, 5/01/41	5/21 at 100.00	A	5,436,650
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	A+	6,775,160
	Inc., Refunding 2012C, 5.000%, 8/15/32
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	10,386,700
	Series 2010A, 5.000%, 6/01/30
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
2,490	5.750%, 5/01/33	5/19 at 100.00	AA–	2,779,430
8,945	6.250%, 5/01/37	5/19 at 100.00	AA–	10,033,696
53,915	Total Wisconsin			57,229,124
	Wyoming – 0.2%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,224,113
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
1,850	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	2,066,228
3,885	Total Wyoming			4,290,341
$ 2,449,231	Total Municipal Bonds (cost $1,908,274,253)			1,969,876,862

Shares	Description (1)				Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
60,076	American Airlines Group Inc., (2), (10)				$ 2,015,550
	Total Common Stocks (cost $1,548,766)				2,015,550

Shares	Description (1)		Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.2%
	Airlines – 0.2%
167,224	American Airlines Group Inc., (2), (10)		6.250%	N/R	$ 4,459,864
	Total Convertible Preferred Securities (cost $4,267,532)				4,459,864

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$ 796	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$ 143,334
224	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	3.000%	7/15/55	N/R	29,916
$ 1,020	Total Corporate Bonds (cost $50,757)				173,250
	Total Long-Term Investments (cost $1,914,141,308)				1,976,525,526
	Floating Rate Obligations – (0.7)%				(14,380,000)
	Other Assets Less Liabilities – 1.6%				32,409,621
	Net Assets – 100%				$ 1,994,555,147

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,969,876,862	$ —	$1,969,876,862
Corporate Bonds	—	—	173,250	173,250
Common Stock	2,015,550	—	—	2,015,550
Convertible Preferred Securities	4,459,864	—	—	4,459,864
Total	$6,475,414	$1,969,876,862	$173,250	$1,976,525,526

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $1,898,313,361.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$122,099,698
Depreciation	(58,267,580)
Net unrealized appreciation (depreciation) of investments	$ 63,832,118

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014